STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues
Revenue	$ 210	$ 419	$ 1,287	$ 3,464	$ 3,793	$ 3,352
Revenue - related party	1,667	0	1,667	50,000	50,000	7,100
Total Revenue	1,877	419	2,954	53,464	53,793	10,452
Operating expenses
General and Administrative	137,008	41,973	493,438	108,701	115,695	313,477
Depreciation	8,035	8,056	24,102	23,612	31,668	28,895
Total Operating Expenses	145,043	50,029	517,540	132,313	147,363	342,372
Net Operating Income (Loss)	(143,166)	(49,610)	(514,586)	(78,849)	(93,570)	(331,920)
Other (expense)
Interest expense	(5,164)	(3,644)	(11,871)	(12,291)	(21,885)	(17,996)
Gain on extinguishment of debt					1,349	0
Debt Discount Amortization					(38,920)	(24,904)
Investment expense	(17,000)	0	(17,000)	0
Amortization of beneficial conversion feature	0	0	0	(38,920)
Loss on Stock Held	(2,611)	0	(2,611)	0
Loss on AP Settlement - related party	0	0	(542,334)	0
Total other (expense)	(24,775)	(3,644)	(573,816)	(51,211)	(59,456)	(42,900)
Net (loss)	$ (167,941)	$ (53,254)	$ (1,088,402)	$ (130,060)	$ (153,026)	$ (374,820)
Basic and Diluted income (loss) per share
Net (loss) per common share - basic and diluted	$ (0.01)	$ (0.00)	$ (0.09)	$ (0.01)	$ (0.01)	$ (0.03)
Weighted average number of common shares outstanding - basic and diluted	12,606,731	11,973,418	12,269,852	11,909,339	11,936,422	11,583,371